Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2022 shares
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange for AGBA shares (in Shares)	55,500,000
Tax benefit, percentage	50.00%
Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage	100.00%
Minimum [Member] | Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage	20.00%
Maximum [Member] | Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage	50.00%